Related parties (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]

	Assets		Liabilities		Sales (purchases), net
	06/30/2025	12/31/2024	06/30/2025	12/31/2024	06/30/2025	06/30/2024
Transactions with majority shareholders
Suzano Holding S.A.	14	4	(576)	(630,387)	(543)	22
Controller				(336,205)
Management and related persons				(55,627)
Alden Fundo de Investimento em Ações				(52,764)
	14	4	(576)	(1,074,983)	(543)	22

Transactions with companies of the Suzano Group and other related parties
Management	128	61			256	290
Bexma Participações Ltda.	1				4	3
Naman Capital Ltda.	2				4	4
Civelec Participações Ltda.	2,895	3,860
Fundação Arymax	2				3	3
Ibema Companhia Brasileira de Papel (1)	81,018	83,343	(2,417)	(1,413)	102,103	87,768
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	1	21	(1,226)		(3,736)	(2,837)
IPLF Holding S.A.		1			3	2
Mabex Representações e Participações Ltda.			(406)	(23)	(1,007)	(629)
Nemonorte Imóveis e Participações Ltda.			(15)		(75)	(74)
Woodspin Oy		203			580	427
	84,047	87,489	(4,064)	(1,436)	98,135	84,957
	84,061	87,493	(4,640)	(1,076,419)	97,592	84,979

Assets
Trade accounts receivable (Note 7)	81,018	83,545
Other assets	3,043	3,948
Liabilities
Trade accounts payable (Note 17)			(4,640)	(1,457)
Interest on own capital payable				(1,074,962)
	84,061	87,493	(4,640)	(1,076,419)

(1)Refers mainly to the sale of pulp.

Disclosure of information about key management personnel [text block]

	06/30/2025	06/30/2024
Short-term benefits
Salary or compensation	21,464	27,234
Direct and indirect benefits	524	1,209
Bonus	15,751	6,962
	37,739	35,405
Long-term benefits
Share-based compensation plan	68,533	29,261
	68,533	29,261
	106,272	64,666